Stockholders’ Equity - Schedule of Assumptions Used for Warrants Granted (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Expected dividends	0.00%	0.00%
Expected life of warrants	5 years	5 years
Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price (in Dollars per share)	$ 6.8	$ 5.2
Expected volatility	196.11%	201.06%
Risk free interest rate	3.57%	3.41%
Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise Price (in Dollars per share)	$ 24	$ 140
Expected volatility	279.01%	309.08%
Risk free interest rate	4.45%	4.66%